Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	427.50	897.00	925.00
Number of options, Options granted		0
Number of options, Options exercised	(213.75)	(448.50)	0
Number of options, Options forfeited	(0.50)	(21.00)	(28.00)
Number of options, Options outstanding at end of the year	213.25	427.50	897.00
Number of options, Option exercisable at end of the year	213.25	213.75	448.50
Weighted-average exercise price, Options outstanding at beginning of the year	$ 132.70	$ 135.60	$ 140.60
Weighted average exercise price, Options granted		0
Weighted average exercise price, Options exercised	132.70	135.60	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	128.70	132.70	135.60
Weighted average exercise price, Option exercisable at end of the year	$ 128.70	$ 132.70	$ 135.60
Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	314.25	882.75
Number of options, Options granted		0
Number of options, Options exercised		(314.25)	(547.25)
Number of options, Options forfeited		0	(21.25)
Number of options, Options outstanding at end of the year		0	314.25
Number of options, Option exercisable at end of the year		0	314.25
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0	$ 34.40	$ 34.40
Weighted average exercise price, Options granted		0
Weighted average exercise price, Options exercised		34.40	34.40
Weighted average exercise price, Options forfeited		0	0
Weighted-average exercise price, Options outstanding at end of the year		0	34.40
Weighted average exercise price, Option exercisable at end of the year		$ 0	$ 34.40
Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	21.00	46.00	50.00
Number of options, Options granted		0
Number of options, Options exercised	(10.50)	(21.00)	0
Number of options, Options forfeited	0	(4.00)	(4.00)
Number of options, Options outstanding at end of the year	10.50	21.00	46.00
Number of options, Option exercisable at end of the year	0	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 138.70	$ 141.70	$ 147.00
Weighted average exercise price, Options granted		0
Weighted average exercise price, Options exercised	134.50	138.70	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	134.50	138.70	141.70
Weighted average exercise price, Option exercisable at end of the year	$ 0	$ 0	$ 0
Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	200.00	0
Number of options, Options granted		200.00
Number of options, Options exercised	0	0
Number of options, Options forfeited	(6.00)	0
Number of options, Options outstanding at end of the year	194.00	200.00	0
Number of options, Option exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 206.00	$ 0
Weighted average exercise price, Options granted		206.00
Weighted average exercise price, Options exercised	0	0
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	199.70	206.00	$ 0
Weighted average exercise price, Option exercisable at end of the year	$ 0	$ 0